Segmented information - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Additions To Noncurrent Assets One	$ 4,845	$ 10,249	$ 26,450
Americas including United States [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	28.00%	40.00%	42.00%
Asia including China [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	16.00%	12.00%	11.00%
Other including Italy [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	56.00%	48.00%	47.00%
Westport Operations [Member]
Segment Reporting Information [Line Items]
Additions To Noncurrent Assets One	$ 1,350	$ 2,278	$ 20,871
Corporate And Technology Investments [Member]
Segment Reporting Information [Line Items]
Additions To Noncurrent Assets One	$ 3,495	$ 7,971	$ 5,579